Financial Instruments - Separate Accounts Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 4,247.1		$ 5,218.2
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	916.6	[1]	1,319.1	[1]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3,092.1	[1]	3,508.8	[1]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.4	[1]	0	[1]	56.0
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	4,009.1	[1]	4,827.9	[1]
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	238.0		390.3
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	721.7		1,079.1
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2,343.9		2,817.8
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.4		0
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3,066.0		3,896.9
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	194.9		240.0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	1.0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	195.9		240.0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	(1.8)		(5.0)
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	(1.8)		(5.0)
Common/Collective Trusts [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/Collective Trusts [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	749.0		696.0
Common/Collective Trusts [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/Collective Trusts [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 749.0		$ 696.0

[1]	Excludes $238.0 million and $390.3 million of cash and cash equivalents and other receivables at December 31, 2012 and 2011, respectively.